CONCENTRATION OF CREDIT RISK AND TRADE ACCOUNTS RECEIVABLE (Details) - Customer concentration - Consolidated revenue - customer	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Formosa
Consolidated revenue concentration
Concentration risk percentage					24.30%
Sherwin
Consolidated revenue concentration
Concentration risk percentage	10.90%	12.20%	13.60%	11.70%	11.00%
Top ten customers
Consolidated revenue concentration
Concentration risk percentage	60.10%	64.60%	63.40%	59.70%	65.50%
Number of top customers	10